Lease liabilities and right-of-use assets - Narrative (Details)	12 Months Ended
Dec. 31, 2025
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	7 years
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	1 year